Reserves (Details) - AUD ($)		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reserves within equity [line items]
Reserve of share-based payments		$ 866,121	$ 1,158,975	$ 1,753,954
Reserve of warrants payments
Options for fully paid ordinary shares [Member]
Disclosure of reserves within equity [line items]
Reserve of share-based payments		2,320,480	1,158,975	1,753,954	$ 2,320,480
Warrants for fully paid ordinary shares [Member]
Disclosure of reserves within equity [line items]
Reserve of warrants payments	[1]

[1]	On 9 April 2019, the Group issued a total of 586,672,964 two for one free-attaching warrants each with an exercise price of A$0.045 (4.5 cents), vested on 8 June 2019 and expiring on 19 December 2019. These warrants were issued as part of the strategic investment made by Life Biosciences LLC, and an accompanying placement with sophisticated investors. On 19 December 2019, the warrants expired without exercise.